Voya VACS Series EME Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Voya VACS Series EME Fund | No Class
Prospectus [Line Items]
Annual Return [Percent]	46.71%	2.15%